Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 102,169	$ 90,566	$ 97,834
FVTPL Securities	14,239	13,331	13,568
FVOCI Securities	64,553	61,172	73,407
Business and Government Loans	241,108	237,702	245,662
Other Assets	22,648	22,107	23,059
Derivative Assets
Derivative Assets	36,331	37,998	36,815
Derivative Liabilities
Derivative Liabilities	29,167	$ 33,218	30,375
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	102,169		97,834
FVTPL Securities	14,239		13,568
FVOCI Securities	64,553		73,407
Business and Government Loans	6,878		5,357
Other Assets	3,359		5,445
Fair value liabilities	52,682		48,734
Securities sold but not yet purchased	28,497		29,376
Structured note liabilities	22,085		18,073
Other liabilities	2,100		1,285
Derivative Assets
Derivative Assets	36,331		36,815
Derivative Liabilities
Derivative Liabilities	29,167		30,375
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,295		10,900
FVTPL Securities	1,002		601
FVOCI Securities	14,610		22,450
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,231		8,335
FVTPL Securities	1,354		1,429
FVOCI Securities	2,674		4,747
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,162		8,418
FVTPL Securities	49		44
FVOCI Securities	20,695		17,694
Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	294		503
FVOCI Securities	4,412		5,276
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,556		2,516
FVTPL Securities	93		94
FVOCI Securities	6,597		7,381
Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	14,076		12,297
FVTPL Securities	11		3
FVOCI Securities	12,853		12,532
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,460		11,041
FVTPL Securities	7,752		7,897
FVOCI Securities	2,599		3,234
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	194		67
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	55,901		43,757
FVTPL Securities	3,978		3,500
FVOCI Securities	113		93
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,225		14,929
Derivative Liabilities
Derivative Liabilities	7,767		10,893
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	15,670		10,826
Derivative Liabilities
Derivative Liabilities	12,009		10,612
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	5,934		2,588
Derivative Liabilities
Derivative Liabilities	1,680		2,333
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	4,499		8,461
Derivative Liabilities
Derivative Liabilities	7,705		6,523
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	3		11
Derivative Liabilities
Derivative Liabilities	6		14
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	73,774		62,667
FVTPL Securities	3,082		2,289
FVOCI Securities	36,321		42,664
Other Assets	3,274		5,328
Fair value liabilities	21,383		19,740
Securities sold but not yet purchased	21,383		19,740
Derivative Assets
Derivative Assets	1,332		887
Derivative Liabilities
Derivative Liabilities	1,220		831
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,031		6,529
FVTPL Securities	781		452
FVOCI Securities	13,627		20,765
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,368		1,868
FVTPL Securities	469		180
FVOCI Securities	1,655		2,604
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,581		5,702
FVTPL Securities	1
FVOCI Securities	17,166		14,852
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	30		16
FVOCI Securities	93		8
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,152		1,021
FVOCI Securities	3,126		3,643
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			7
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,711		3,767
FVTPL Securities	141		70
FVOCI Securities	654		792
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	55,901		43,757
FVTPL Securities	1,690		1,587
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	12		13
Derivative Liabilities
Derivative Liabilities	6		22
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	3		1
Derivative Liabilities
Derivative Liabilities	11		3
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	352		123
Derivative Liabilities
Derivative Liabilities	638		350
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	965		750
Derivative Liabilities
Derivative Liabilities	565		456
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	27,599		34,364
FVTPL Securities	8,881		9,376
FVOCI Securities	28,118		30,649
Business and Government Loans	4,573		3,412
Other Assets	85		117
Fair value liabilities	31,286		28,994
Securities sold but not yet purchased	7,114		9,636
Structured note liabilities	22,085		18,073
Other liabilities	2,087		1,285
Derivative Assets
Derivative Assets	34,999		35,928
Derivative Liabilities
Derivative Liabilities	27,943		29,540
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,264		4,371
FVTPL Securities	221		149
FVOCI Securities	983		1,685
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,863		6,467
FVTPL Securities	885		1,249
FVOCI Securities	1,019		2,143
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,581		2,716
FVTPL Securities	48		44
FVOCI Securities	3,529		2,842
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	264		487
FVOCI Securities	4,318		5,267
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	404		1,495
FVTPL Securities	93		94
FVOCI Securities	3,471		3,738
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	13,282		11,487
FVTPL Securities	11		3
FVOCI Securities	12,853		12,532
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,747		7,274
FVTPL Securities	7,611		7,827
FVOCI Securities	1,945		2,442
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	194		67
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	12		10
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	10,213		14,916
Derivative Liabilities
Derivative Liabilities	7,761		10,871
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	15,667		10,825
Derivative Liabilities
Derivative Liabilities	11,998		10,609
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	5,582		2,465
Derivative Liabilities
Derivative Liabilities	1,042		1,983
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	3,534		7,711
Derivative Liabilities
Derivative Liabilities	7,140		6,067
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	3		11
Derivative Liabilities
Derivative Liabilities	2		10
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	796		803
FVTPL Securities	2,276		1,903
FVOCI Securities	114		94
Business and Government Loans	2,305		1,945
Fair value liabilities	13
Other liabilities	13
Derivative Liabilities
Derivative Liabilities	4		4
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	794		803
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	2,276		1,903
FVOCI Securities	113		93
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4		$ 4